INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about associates [Table Text Block]
December 31, 2017	IGC
Aggregate assets	$6,127,735
Aggregate liabilities	(1,108,694)
Loss for the year	(2,713,490)
The Company's ownership %	41%
The Company's share of loss for the year	(994,548)

December 31, 2016	IGC
Aggregate assets	$6,884,378
Aggregate liabilities	(1,471,260)
Loss for the year	(3,216,120)
The Company's ownership %	39%
The Company's share of loss for the year	(1,295,568)